Financial Information of the Parent Company - Schedule of Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	11,250,000	10,000,000
Ordinary shares, shares outstanding (in Shares)	11,250,000	10,000,000
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	580,000	0
Ordinary shares, shares outstanding (in Shares)	580,000	0